Managed
HIGH INCOME
     PORTFOLIO INC.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                                                     Semi-Annual

                                                                          Report

                                                                 August 31, 2000

--------------------------------------------------------------------------------
                                                             Managed
                                                             HIGH INCOME
                                                                  PORTFOLIO INC.

LETTER TO
SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

      We are pleased to provide the semi-annual report for the Managed High Income Portfolio Inc. ("Fund") for the period ended August 31, 2000. During the past six months, the Fund paid income dividends totaling $0.49 per share. The table below details the annualized distribution rate and the six-month total return for the Fund based on its August 31, 2000 net asset value ("NAV") and the New York Stock Exchange ("NYSE") closing price.(1)

               Price               Annualized             Six-Month
             Per Share        Distribution Rate(2)     Total Return(2)
           -------------      --------------------     ---------------
           $9.44 (NAV)              10.30%                 (0.31)%
           $8.938 (NYSE)            10.88%                 16.43%

----------
(1) The NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of shares outstanding. The NAV fluctuates with the changes in the value of the securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at their market (NYSE) price as determined by supply and demand.
(2) Total returns are based on changes in NAV or the market value, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. The annualized distribution rate is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market value noted in this report. The annualized distribution rate assumes a current monthly income dividend rate of $0.081 for 12 months. This rate is as of September 30, 2000 and is subject to change. The important difference between a total return and an annualized distribution rate is that the total return takes into consideration a number of factors including the fluctuation of the NAV or the market value during the period reported. The NAV fluctuation includes the effects of unrealized appreciation or depreciation in the Fund. Accordingly, since an annualized distribution rate only reflects the current monthly income dividend rate annualized, it should not be used as the sole indicator to judge the return you receive from your Fund investment. Past performance is not indicative of future results.

Special Shareholder Notice

      The Fund continued to repurchase and retire shares during the period. We believe that the share repurchase program which started on November 16, 1999, is an opportunity to take advantage of market price fluctuations with the objective of offering increased value to the Fund's shareholders. The Fund intends to continue to purchase (and then retire) shares of its stock in the open market at such times, prices and amounts deemed advisable.

      The Fund's share repurchase program has added liquidity to the market for the benefit of investors who wish to sell their shares, while also benefiting current shareholders by increasing the Fund's shares' NAV. Since the inception of the program, the Fund has repurchased (and retired) 1,213,500 shares with an average buyback price of $8.39. As of August 31, 2000, this repurchase program has increased the Fund's shares' NAV by over $0.04 and increased the Fund's shares' total return by approximately 0.43% when measured by NAV.

Market and Economic Overview(3)

      The performance of the high-yield bond market began to modestly improve by the end of the period. However, given the apparent moderation in economic growth in the last two months, the highest-quality sectors of the bond market such as U.S. Treasuries, investment-grade(4) corporate bonds and U.S. agency securities generated the strongest results, with 30-Year U.S. Treasuries performing better than all other sectors.

      Since the beginning of 2000, 30-Year U.S. Treasuries are up approximately 14%, 10-Year U.S. Treasuries are up approximately 7.50% and investment grade corporate bonds are up approximately 5.00%. Given the greater uncertainty over future economic growth and corporate profits, the stock market has generated mixed results during the period. Taking its cue from the stock market, the high-yield bond market has generated slightly positive total returns for the period, as measured by the 1.66% return of the Bear Stearns High Yield Market Index.(5)

----------
(3) Please note that the statistical performance information that appears in the following section of this report is compiled from SSB Citi Fund Management LLC internal research. It is not intended to be used as a forecast of future events, a guarantee of future results nor investment advice.
(4) Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization, or are determined by the portfolio manager to be of equivalent quality.
(5) The Bear Stearns High Yield Market Index is an unmanaged broad-based index of high-yield bonds. Please note that an investor cannot invest directly in an index.

      Given the disparate performance between the U.S. high-yield bond market and the remainder of the bond market, high-yield bond spreads now stand at over 700 basis points(6) above U.S. Treasuries. These extremely high levels were last reached during the 1998 emerging market crisis. The high-yield bond market now yields more than 100% more than the U.S. Treasury market.

      There is no doubt that the high-yield bond market has reflected the tighter Federal Reserve Board's ("Fed") monetary policy instituted on June 30, 1999 and the increase in default rates in the past year. We believe the high-yield bond market is heavily discounting the negative fundamental risks of potentially tighter monetary policy, softer economic growth, weaker corporate profits and potentially higher default rates.

      In our opinion, investors have overreacted about the recent performance of high-yield bonds. After a modestly positive month in June, high-yield bond mutual funds again experienced net redemptions in July totaling over $1 billion. Since the beginning of this year, there has been a total of over $7 billion of net redemptions out of high-yield bond mutual funds. As a direct result of flagging demand, new issue supply has decreased dramatically with only $42 billion of new issues priced in the past eight months, over 50% below last years' levels.

      In addition, a large proportion of the new issues have been from the more liquid better-quality companies. A majority of the new issues have been purchased by longer-term institutional investors such as insurance companies and pension plans that can discern the attractive long-term value of the high-yield bond market relative to other areas of the bond market.

      The best-performing segment of the high-yield bond market during the period were BB rated bonds. By far, the worst-performing segment of the high-yield bond market were CCC rated issues, which delivered negative total returns for the period. It is our view that the high-yield bond market may be discounting the economic slowdown in the second half of this year given the Fed's multiple increases in short term interest rates. In addition, the lower-quality end of the high-yield bond market has continued to be hurt by meaningfully higher default rates.

----------
(6)   A basis point is 0.01% or one one-hundredth of a percent.

      The best performing industry sectors of the high-yield bond market during the period were energy (oil and natural gas), technology, cable, media and operating utilities, which historically have fared better during an economic slowdown. The worst performing sectors included the telecommunications, basic materials, capital goods manufacturing, consumer-related industries and transportation.

      The telecommunications sector, which accounts for about 25% of the high-yield bond market, has underperformed in large part due to the recent weakness in the stock market as well as the increased new issue supply of telecommunications issues over the past year. Many companies in this sector are aggressive consumers of external capital as they seek to build out their infrastructure.

      Any credit tightening either in the form of lower liquidity in the banking system or greater stock market volatility may cause these issues to underperform in the near future. Yet we remain convinced that companies in this sector may ultimately succeed and outperform. (Of course, no guarantees can be given that our expectations will be met.)

Conclusion

      We remain confident that the high-yield bond market may be capable of conservatively generating competitive total annual returns over the next three to five years, especially if the Fed successfully engineers its moderation in economic growth and inflation. We believe the Fed is probably finished with its interest rate increases for the remainder of this year given the continued anecdotal evidence of a deceleration in economic growth. (Of course, no guarantees can be given that this will occur.)

      The recent economic statistics have indicated a slowdown in employment growth, retail sales, industrial production and inflation. If and when we reach the point where the Fed starts to lean towards actually lowering interest rates, we believe the high-yield bond market should generate much stronger total returns. Any future decrease in interest rates by the Fed would likely inject more liquidity into the banking system, which may positively impact the performance of the high-yield bond market.

      In summary, we believe the high-yield bond market has discounted most of the negative sentiment concerning the slowdown in economic growth and represents compelling value for long-term investors seeking attractive income as well as total return potential. Our goal over the near term in the Fund is to continue to redeploy cash reserves into the liquid issues that offer the most upside price potential.

      Thank you for your continued confidence in our investment approach.

Sincerely,


/s/ Heath B. McLendon                /s/ John C. Bianchi, C.F.A.

Heath B. McLendon                    John C. Bianchi, C.F.A.
Chairman and                         Vice President and
Chief Executive Officer              Investment Officer

September 15, 2000

--------------------------------------------------------------------------------
Take Advantage of the Fund's Dividend Reinvestment Plan!

      Did you know that fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

      As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A description of the Fund's Plan begins on page 37. Below is a short summary of how the Plan works.

Plan Summary

      If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

      The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the date of valuation, you will be issued shares for the equivalent of the most recently determined NAV per share or 95% of the market price, whichever is greater.

      If the NAV per share at the time of valuation is greater than the market price of the common stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, the Purchasing Agent will buy common stock for your account in the open market or on the New York Stock Exchange.

      If the Purchasing Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV before the purchases are completed, the Purchasing Agent will attempt to cancel any remaining orders and the Fund will issue the remaining dividend or distribution in shares at the greater of Fund's NAV per share or 95% of the then current market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

      To find out more detailed information about the Plan and about how you can participate, please call PFPCGlobal Fund Services at (800) 331-1710.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-- 94.2%
----------------------------------------------------------------------------------------------
Aerospace & Defense -- 0.9%
                        BE Aerospace, Inc., Sr. Sub. Notes:
 1,940,000       B        8.000% due 3/1/08.....................................  $  1,736,300
   810,000       B        9.500% due 11/1/08....................................       789,750
 1,185,000       B-     Dunlop Standard Aerospace, Sr. Notes,
                          11.875% due 5/15/09...................................     1,196,850
----------------------------------------------------------------------------------------------
                                                                                     3,722,900
----------------------------------------------------------------------------------------------
Airlines -- 1.3%
 6,296,587       BB     Airplanes Pass Through Trust, Corporate
                          Collateralized Mortgage Obligation,
                          Series D, 10.875% due 3/15/19.........................     5,136,756
----------------------------------------------------------------------------------------------
Alternative Power Generation -- 3.4%
                        AES Corp.:
 5,850,000       Ba1*     Sr. Notes, 9.500% due 6/1/09..........................     5,974,313
 2,880,000       Ba3*     Sr. Sub. Notes, 10.250% due 7/15/06...................     2,952,000
   920,000       Ba2*   AES Drax Energy Ltd., Secured Notes,
                          11.500% due 8/30/10 (b)...............................       966,000
 3,550,000       BB+    Calpine Corp., Sr. Notes,
                          10.500% due 5/15/06...................................     3,700,875
----------------------------------------------------------------------------------------------
                                                                                    13,593,188
----------------------------------------------------------------------------------------------
Aluminum -- 1.5%
                        Kaiser Aluminum & Chemical:
   500,000       B1*      Series B, Sr. Notes,
                            10.875% due 10/15/06................................       488,750
   445,000       B1*      Series D, Sr. Notes,
                            10.875% due 10/15/06................................       434,988
 5,395,000       B3*      Sr. Sub. Notes, 12.750% due 2/1/03....................     4,990,375
----------------------------------------------------------------------------------------------
                                                                                     5,914,113
----------------------------------------------------------------------------------------------
Apparel -- 0.6%
 1,420,000       BB-    Levi Strauss Co., Sub. Notes,
                          7.000% due 11/1/06....................................     1,093,400
                        Tommy Hilfiger USA Inc.:
   675,000       BBB-     Sr. Notes, 6.850% due 6/1/08..........................       469,125
   490,000       BBB-     Sub. Notes, 6.500% due 6/2/03.........................       394,450
   550,000       B-     Tropical Sportswear International Corp.,
                          Sr. Sub. Notes, 11.000% due 6/15/08...................       529,375
----------------------------------------------------------------------------------------------
                                                                                     2,486,350
----------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.                      7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Apparel - Retail -- 0.1%
   375,000       CCC+   J. Crew Operating Group, Sr. Sub. Notes,
                          10.375% due 10/15/07..................................  $    333,750
----------------------------------------------------------------------------------------------
Auto Parts: O.E.M. -- 0.9%
   780,000       B      Collins & Aikman Products, Sr. Sub. Notes,
                          11.500% due 4/15/06...................................       770,250
                        Hayes Lemmerz International Inc.,
                          Sr. Sub. Notes:
   685,000       B          11.000% due 7/15/06.................................       686,713
 2,325,000       B          8.250% due 12/15/08.................................     2,040,188
----------------------------------------------------------------------------------------------
                                                                                     3,497,151
----------------------------------------------------------------------------------------------
Beverages: Non-Alcoholic -- 0.5%
 2,045,000       B-     Triarc Consumer Beverage, Sr. Sub. Notes,
                          10.250% due 2/15/09 ..................................     2,019,438
----------------------------------------------------------------------------------------------
Broadcasting -- 0.7%
   525,000       B      Capstar Broadcasting, Sr. Discount Notes,
                          step bond to yield 11.002% due 2/1/09.................       490,875
                        Young Broadcasting Corp., Sr. Sub. Notes:
   685,000       B        11.750% due 11/15/04..................................       705,550
 1,705,000       B        10.125% due 2/15/05...................................     1,713,525
----------------------------------------------------------------------------------------------
                                                                                     2,909,950
----------------------------------------------------------------------------------------------
Building Products -- 0.5%
   990,000       B      Amatek Industries Property, Sr. Sub. Notes,
                          12.000% due 2/15/08 ..................................       866,250
 1,190,000       B-     Atrium Cos., Sr. Sub. Notes,
                          10.500% due 5/1/09....................................     1,097,775
----------------------------------------------------------------------------------------------
                                                                                     1,964,025
----------------------------------------------------------------------------------------------
Cable/Satellite Television -- 10.8%
                        Adelphia Communications Corp.:
 6,115,000       BB-      Sr. Discount Notes, zero coupon
                            due 1/15/08.........................................     2,560,656
   410,000       BB-      Sr. Notes, 9.750% due 2/15/02.........................       412,563
 2,515,000       B+       Sr. Notes, 8.375% due 2/1/08..........................     2,232,063
   535,000       CCC+   Cable Satisfaction International, Sr. Notes,
                          12.750% due 3/1/10....................................       478,825
 1,790,000       BB-    Century Communications Corp., Sr. Notes,
                          8.750% due 10/1/10....................................     1,619,950


8                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Cable/Satellite Television -- 10.8% (continued)
                        Charter Communications Holdings, LLC:
 5,085,000       B+       Sr. Discount Notes, step bond to yield
                            11.713% due 1/15/10.................................  $  3,070,069
 1,990,000       B+       Sr. Notes, 8.625% due 4/1/09..........................     1,825,825
 2,105,000       BB-    CSC Holdings Inc., Sr. Sub. Notes,
                          10.500% due 5/15/16...................................     2,273,400
 1,125,000(GBP)  B-     Diamond Holdings PLC, Sr. Notes,
                          10.000% due 2/1/08....................................     1,459,763
   850,000       B      Echostar DBS Corp., Sr. Notes,
                          9.375% due 2/1/09.....................................       846,813
 3,570,000       B-     NTL Inc., Sr. Notes, 11.500% due 10/1/08................     3,659,250
 4,465,000       BB-    Rogers Cablesystems Ltd., Sr. Sub. Notes,
                          11.000% due 12/1/15...................................     4,933,825
 1,535,000(GBP)  NR     Telewest Communications PLC, Sr. Discount
                          Notes, step bond to yield
                          9.875% due 4/15/09....................................     1,185,717
13,600,000       B-     United International Holdings Inc.,
                          Sr. Discount Notes, step bond to yield
                          11.259% due 2/15/08...................................     9,588,000
13,600,000       B      United Pan-Europe Communications N.V.,
                          Sr. Discount Notes, step bond to yield
                          12.500% due 8/1/09....................................     6,527,980
----------------------------------------------------------------------------------------------
                                                                                    42,674,699
----------------------------------------------------------------------------------------------
Casinos/Gaming -- 2.9%
   415,000       BB-    Circus Circus Enterprises Inc., Sr. Sub. Notes,
                          7.625% due 7/15/13....................................       344,450
 2,845,000       B      Hollywood Casino Corp., Sr. Secured Notes,
                          11.250% due 5/1/07....................................     2,951,688
 1,295,000       B+     Horseshoe Gaming Holding, Sr. Sub. Notes,
                          8.625% due 5/15/09 ...................................     1,265,863
    25,594       NR     Jazz Casino Co., Sr. Sub. Notes,
                          Payment-in-kind, 5.927% due 11/15/09..................         5,247
   635,000       BB-    Mandalay Resort Group, Sr. Sub. Notes,
                          10.250% due 8/1/07 (b)................................       660,400
 1,155,000       B+     Station Casinos Inc., Sr. Sub. Notes,
                          9.875% due 7/1/10 (b).................................     1,155,000
                        Sun International Hotels Ltd., Sr. Sub. Notes:
 1,675,000       Ba3*   9.000% due 3/15/07......................................     1,591,250
 1,745,000       Ba3*   8.625% due 12/15/07.....................................     1,640,300


                       See Notes to Financial Statements.                      9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Casinos/Gaming -- 2.9% (continued)
 1,715,000       B-     Venetian Casino Resort LLC, Secured Notes,
                          12.250% due 11/15/04..................................  $  1,749,300
----------------------------------------------------------------------------------------------
                                                                                    11,363,498
----------------------------------------------------------------------------------------------
Chemicals - Major Diversified -- 1.0%
                        Huntsman Corp.:
10,525,000       B+       Sr. Discount Notes, zero coupon
                            due 12/31/09 .......................................     3,683,750
   440,000       B+       Sr. Sub. Notes, 10.125% due 7/1/09 ...................       449,900
----------------------------------------------------------------------------------------------
                                                                                     4,133,650
----------------------------------------------------------------------------------------------
Chemicals - Specialty -- 0.5%
   815,000       B      Avecia Group PLC, Sr. Notes,
                          11.000% due 7/1/09....................................       827,225
 1,355,000       B+     Lyondell Chemical Co., Sr. Sub. Notes,
                          10.875% due 5/1/09....................................     1,385,488
----------------------------------------------------------------------------------------------
                                                                                     2,212,713
----------------------------------------------------------------------------------------------
Coal Mining -- 0.1%
 2,780,000       Caa*   AEI Resources Inc., Sr. Sub. Notes,
                          10.500% due 12/15/05 (b)(c)...........................       521,250
----------------------------------------------------------------------------------------------
Commercial Printing/Forms -- 0.0%
    85,000(GBP)  B      Polestar Corp. PLC, Sr. Notes,
                          10.500% due 5/30/08...................................       116,254
----------------------------------------------------------------------------------------------
Commercial Services -- 1.4%
 2,900,000       B2*    Intertek Finance, Sr. Sub. Notes,
                          10.250% due 11/1/06 ..................................     2,537,500
 3,250,000       B-     Outsourcing Solutions Inc., Sr. Sub. Notes,
                          11.000% due 11/1/06...................................     2,843,750
----------------------------------------------------------------------------------------------
                                                                                     5,381,250
----------------------------------------------------------------------------------------------
Construction Materials -- 0.6%
                        Nortek Inc.:
 1,425,000       B+       Sr. Notes, 9.125% due 9/1/07..........................     1,360,875
   965,000       B-       Sr. Sub. Notes, 9.875% due 3/1/04.....................       940,875
----------------------------------------------------------------------------------------------
                                                                                     2,301,750
----------------------------------------------------------------------------------------------


10                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Consumer Specialties -- 0.3%
 1,410,000       B      Jostens Inc., Sr. Sub. Notes,
                          12.750% due 5/1/10 (b)................................  $  1,447,013
----------------------------------------------------------------------------------------------
Containers/Packaging -- 2.0%
   705,000       B      BWAY Corp., Sr. Sub. Notes,
                          10.250% due 4/15/07...................................       701,475
 1,035,000       B-     SF Holdings Group Inc., Sr. Discount Notes,
                          step bond to yield 18.085% due 3/15/08................       553,725
 3,565,000       B      Stone Container Corp., Sr. Notes,
                          11.500% due 8/15/06 (b)...............................     3,680,863
 1,900,000       B-     Sweetheart Cup Co., Sr. Sub. Notes,
                          10.500% due 9/1/03....................................     1,795,500
 1,250,000       B-     Tekni-Plex Inc., Sr. Sub. Notes,
                          12.750% due 6/15/10 (b)...............................     1,262,500
----------------------------------------------------------------------------------------------
                                                                                     7,994,063
----------------------------------------------------------------------------------------------
Contract Drilling -- 2.9%
                        Parker Drilling Co., Sr. Notes:
   350,000       B-       5.500% due 8/1/04.....................................       290,063
 2,580,000       B+       9.750% due 11/15/06...................................     2,599,350
                        Pride International Inc.:
 3,205,000       BB       Sr. Notes, 10.000% due 6/1/09.........................     3,389,288
 1,840,000       BB-      Sr. Secured Notes, 11.375% due 3/15/09................     2,106,800
 2,545,000       Ba3*   RBF Finance Corp., Sr. Notes,
                          12.250% due 3/15/06...................................     3,015,825
----------------------------------------------------------------------------------------------
                                                                                    11,401,326
----------------------------------------------------------------------------------------------
Discount Stores -- 0.8%
 2,755,000       B+     Ames Department Stores, Inc., Sr. Notes,
                          10.000% due 4/15/06...................................     1,281,075
 1,710,000       Baa3*  Kmart Corp., Sr. Notes,
                          12.500% due 3/1/05....................................     1,829,700
----------------------------------------------------------------------------------------------
                                                                                     3,110,775
----------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.                     11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Electronic Components -- 1.1%
 1,995,000       BB-    Celestica International Inc., Sr. Sub. Notes,
                          10.500% due 12/31/06..................................  $  2,064,825
 2,075,000       Ba3*   Flextronics International Ltd., Sr. Sub. Notes,
                          9.875% due 7/1/10 (b).................................     2,158,000
----------------------------------------------------------------------------------------------
                                                                                     4,222,825
----------------------------------------------------------------------------------------------
Electronic Production Equipment -- 0.2%
   670,000       B1*    Amkor Technologies Inc., Sr. Sub. Notes,
                          10.500% due 5/1/09....................................       686,750
----------------------------------------------------------------------------------------------
Electronics/Appliances -- 0.6%
 2,255,000       BB-    Polaroid Corp., Sr. Notes,
                          11.500% due 2/15/06...................................     2,339,563
----------------------------------------------------------------------------------------------
Engineering & Construction -- 0.7%
 1,005,000       BB-    Integrated Electrical Services Inc.,
                          Sr. Sub. Notes, 9.375% due 2/1/09.....................       891,938
   300,000       B+     Metromedia Fiber Network,
                          Sr. Notes, 10.000% due 11/15/08.......................       297,000
 1,295,000       B-     Orius Capital Corp., Sr. Sub. Notes,
                          12.750% due 2/1/10 (b)................................     1,346,800
----------------------------------------------------------------------------------------------
                                                                                     2,535,738
----------------------------------------------------------------------------------------------
Environmental Services -- 3.3%
                        Allied Waste Industries, Inc., N.A.:
                          Sr. Notes:
 1,390,000       BB-        7.875% due 1/1/09...................................     1,259,688
   490,000       Ba3*       Zero coupon due 7/21/06.............................       469,175
   588,000       Ba3*       Zero coupon due 7/21/07.............................       563,010
 8,935,000       B+       Sr. Sub. Notes, 10.000% due 8/1/09....................     8,019,163
   150,000       B+     IT Group Inc., Sr. Sub. Notes,
                          11.250% due 4/1/09 (b)................................       132,750
 2,285,000       B+     URS Corp., Sr. Sub. Notes,
                          12.250% due 5/1/09....................................     2,319,275
----------------------------------------------------------------------------------------------
                                                                                    12,763,061
----------------------------------------------------------------------------------------------
Financial Conglomerates -- 0.3%
                        Amresco Inc., Sr. Sub. Notes:
 1,500,000       Caa*     10.000% due 3/15/04...................................       547,500
 1,275,000       Caa*     9.875% due 3/15/05....................................       465,375
----------------------------------------------------------------------------------------------
                                                                                     1,012,875
----------------------------------------------------------------------------------------------


12                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Food Distributors -- 2.4%
   385,000       B-     Agrilink Foods Inc., Sr. Notes,
                          11.875% due 11/1/08 ..................................  $    298,375
 2,190,000       CCC+   Aurora Foods Inc., Sub. Notes,
                          9.875% due 2/15/07....................................     1,719,150
 2,765,000       B2*    Carrols Corp., Sr. Sub. Notes,
                          9.500% due 12/1/08....................................     2,384,813
 1,335,000       B      International Home Foods Inc.,
                          Sr. Sub. Notes, 10.375% due 11/1/06...................     1,431,788
 1,265,000       B-     Premier International Foods PLC,
                          Sr. Notes, 12.000% due 9/1/09 ........................     1,068,925
 2,660,000       B      SC International Services Inc.,
                          Sr. Sub. Notes, 9.250% due 9/1/07.....................     2,566,900
----------------------------------------------------------------------------------------------
                                                                                     9,469,951
----------------------------------------------------------------------------------------------
Foods - Specialty/Candy -- 0.4%
 1,560,000       B-     B&G Foods Inc., Sr. Sub. Notes,
                          9.625% due 8/1/07.....................................     1,084,200
 2,285,000       CCC+   Imperial Holly Corp., Sr. Sub. Notes,
                          9.750% due 12/15/07 (c)...............................       434,150
----------------------------------------------------------------------------------------------
                                                                                     1,518,350
----------------------------------------------------------------------------------------------
Forest Products -- 0.9%
 2,470,000       B      Ainsworth Lumber Co. Ltd., Sr. Notes,
                          12.500% due 7/15/07...................................     2,365,025
 1,210,000       B+     Millar Western Forest Products,
                          Sr. Notes, 9.875% due 5/15/08.........................     1,203,950
----------------------------------------------------------------------------------------------
                                                                                     3,568,975
----------------------------------------------------------------------------------------------
Home Building -- 0.9%
 1,060,000       Ba1*   DR Horton Inc., Sr. Notes,
                          8.000% due 2/1/09.....................................       985,800
 2,300,000       BB+    Lennar Corp., Sr. Notes,
                          9.950% due 5/1/10 (b).................................     2,369,000
----------------------------------------------------------------------------------------------
                                                                                     3,354,800
----------------------------------------------------------------------------------------------
Home Furnishings -- 0.3%
 1,260,000       B      Falcon Products Inc., Sr. Sub. Notes,
                          11.375% due 6/15/09...................................     1,203,300
----------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.                     13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Hospital/Nursing Management -- 0.6%
    24,500       Ba3*   Fresenius Medical Care Preferred Capital
                          Trust, 9.000% due 12/1/06.............................  $  2,443,875
Hotels/Resorts -- 1.9%
 1,355,000       B-     Courtyard by Marriott, Sr. Secured Notes,
                          10.750% due 2/1/08....................................     1,356,694
 2,185,000       BB     HMH Properties Inc., Sr. Notes,
                          8.450% due 12/1/08....................................     2,127,644
                        Intrawest Corp., Sr. Notes:
 1,850,000       B+       9.750% due 8/15/08....................................     1,863,875
 2,085,000       B+       10.500% due 2/1/10....................................     2,184,038
----------------------------------------------------------------------------------------------
                                                                                     7,532,251
----------------------------------------------------------------------------------------------
Industrial Machinery -- 0.3%
  1,055,000      B      Flowserve Corp., Sr. Sub. Notes,
                          12.250% due 8/15/10 (b)...............................     1,076,100
----------------------------------------------------------------------------------------------
Internet Software/Services -- 4.0%
   555,000       NR     Colo.com, 13.875% due 3/15/10 (b)(d)....................       574,425
 1,005,000       Caa*   Cybernet Internet Services International,
                          Sr. Notes, 14.000% due 7/1/09.........................       439,688
                        Exodus Communications, Inc., Sr. Notes:
   350,000       B        10.750% due 12/15/09 (b)..............................       345,188
 5,760,000       B        11.625% due 7/15/10 (b)...............................     5,889,600
                        PSINet, Sr. Notes:
   575,000       B-       11.500% due 11/1/08...................................       507,438
 6,285,000       B-       11.000% due 8/1/09....................................     5,460,094
 2,150,000       B3*    Rhythms NetConnections Inc., Sr. Notes,
                          14.000% due 2/15/10 ..................................     1,386,750
 1,690,000       CCC+   WAM!Net Inc., Sr. Discount Notes,
                          step bond to yield 13.214% due 3/1/05.................       904,150
----------------------------------------------------------------------------------------------
                                                                                    15,507,333
----------------------------------------------------------------------------------------------
Manufacturing -- 0.8%
 2,650,000       B+     Park Ohio Holdings Corp., Sr. Sub. Notes,
                          9.250% due 12/1/07....................................     2,438,000
   925,000       B      Polymer Group Inc., Unsecured
                          Sr. Sub. Notes, 9.000% due 7/1/07.....................       749,250
----------------------------------------------------------------------------------------------
                                                                                     3,187,250
----------------------------------------------------------------------------------------------


14                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Marine Shipping -- 0.3%
 1,255,000       B-     Oglebay Norton Co., Sr. Sub. Notes,
                          10.000% due 2/1/09....................................  $  1,192,250
----------------------------------------------------------------------------------------------
Medical/Nursing Services -- 0.5%
 2,190,000       BBB    HEALTHSOUTH Corp., Sr. Notes,
                          6.875% due 6/15/05....................................     1,842,338
----------------------------------------------------------------------------------------------
Medical Specialties -- 0.5%
 1,980,000       B-     Hanger Orthopedic Group Inc.,
                          Sr. Sub. Notes, 11.250% due 6/15/09 ..................     1,712,700
   530,000       B-     Total Renal Care Holdings, Sub. Notes,
                          7.000% due 5/15/09 ...................................       375,638
----------------------------------------------------------------------------------------------
                                                                                     2,088,338
----------------------------------------------------------------------------------------------
Movies/Entertainment -- 0.8%
 4,050,000       B-     Premier Parks Operations Inc.,
                          Sr. Discount Notes, step bond to yield
                          11.440% due 4/1/08 ...................................     2,743,875
   330,000       B-     SFX Entertainment Inc., Sr. Sub. Notes,
                          9.125% due 2/1/08.....................................       346,913
----------------------------------------------------------------------------------------------
                                                                                     3,090,788
----------------------------------------------------------------------------------------------
Oil & Gas Pipelines -- 0.2%
   750,000       BB-    Leviathan Gas Pipeline Partners L.P.,
                          Sr. Sub. Notes, 10.375% due 6/1/09....................       787,500
----------------------------------------------------------------------------------------------
Oil & Gas Production -- 4.5%
 1,876,600       NR     AM/FM Operating Inc., Debentures,
                          Payment-in-kind,
                          12.625% due 10/31/06..................................     2,153,399
                        Belco Oil and Gas Corp., Sr. Sub. Notes:
   700,000       B1*      10.500% due 4/1/06....................................       710,500
 1,330,000       B1*      8.875% due 9/15/07....................................     1,263,500
 1,170,000       Caa*   Belden & Blake Corp.,
                          9.875% due 6/15/07....................................       982,800
 2,245,000       B      Canadian Forest Oil Ltd., Sr. Sub. Notes,
                          10.500% due 1/15/06...................................     2,354,444
 2,310,000       B      Chesapeake Energy Corp., Sr. Notes,
                          9.625% due 5/1/05.....................................     2,335,988


                       See Notes to Financial Statements.                     15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Oil & Gas Production -- 4.5% (continued)
   750,000       B      Houston Exploration Corp., Sr. Sub. Notes,
                          8.625% due 1/1/08.....................................  $    742,500
 2,680,000       B+     Nuevo Energy Co., Sr. Sub. Notes,
                          9.500% due 6/1/08.....................................     2,706,800
                        Plain Resources, Sr. Sub. Notes:
   360,000       B2*      10.250% due 3/15/06 ..................................       372,600
   720,000       B2*      10.250% due 3/15/06 (b)...............................       745,200
   600,000       B-     Range Resources Corp., Sr. Sub. Notes,
                          8.750% due 1/15/07....................................       561,000
 1,765,000       B      Stone Energy Corp., Sr. Sub. Notes,
                          8.750% due 9/15/07....................................     1,738,525
   890,000       BB-    Vintage Petroleum, Inc., Sr. Sub. Notes,
                          9.750% due 6/30/09....................................       936,725
----------------------------------------------------------------------------------------------
                                                                                    17,603,981
----------------------------------------------------------------------------------------------
Oil Refining/Marketing -- 0.6%
                        Clark Refining and Marketing Inc., Sr. Notes:
 1,230,000       BB-      9.500% due 9/15/04....................................     1,103,925
   210,000       BB-      8.375% due 11/15/07...................................       169,050
 1,970,000       B      Clark USA, Sr. Notes,
                          10.875% due 12/1/05...................................     1,132,750
----------------------------------------------------------------------------------------------
                                                                                     2,405,725
----------------------------------------------------------------------------------------------
Pharmaceuticals - Genetic -- 1.3%
 5,085,000       BB     ICN Pharmaceuticals Inc., Sr. Notes,
                          9.250% due 8/15/05....................................     5,085,000
----------------------------------------------------------------------------------------------
Pharmaceuticals - Other -- 0.6%
 2,060,000       B      King Pharmaceutical Inc., Sr. Sub. Notes,
                          10.750% due 2/15/09...................................     2,193,900
----------------------------------------------------------------------------------------------
Publishing: Books/Magazines -- 0.5%
 1,585,000       B2*    Ziff Davis Media Inc., Sr. Sub. Notes,
                          12.000% due 7/15/10 (b)...............................     1,650,381
----------------------------------------------------------------------------------------------
Publishing: Newspapers -- 0.2%
   580,000       B+     Garden State Newspapers, Sr. Sub. Notes,
                          8.625% due 7/1/11.....................................       539,400
----------------------------------------------------------------------------------------------


16                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Pulp & Paper -- 1.7%
 2,155,000       CCC+   Repap New Brunswick, Sr. Secured Notes,
                          10.625% due 4/15/05...................................  $  2,230,425
                        Riverwood International Corp.:
 1,005,000       B-       Sr. Notes, 10.625% due 8/1/07.........................     1,027,613
 3,405,000       CCC+     Sr. Sub. Notes, 10.875% due 4/1/08....................     3,234,750
----------------------------------------------------------------------------------------------
                                                                                     6,492,788
----------------------------------------------------------------------------------------------
Real Estate Investment Trusts -- 0.5%
 2,250,000       NR     Ocwen Asset Investment, Sr. Notes,
                          11.500% due 7/1/05....................................     1,732,500
----------------------------------------------------------------------------------------------
Rental/Leasing Companies -- 0.6%
   690,000       BB-    Avis Rent A Car Inc., Sr. Sub. Notes,
                          11.000% due 5/1/09....................................       755,550
   195,000       B      NationsRent Inc., Sr. Sub. Notes,
                          10.375% due 12/15/08..................................       149,175
 1,250,000       BB-    United Rentals, Sr. Sub. Notes,
                          9.250% due 1/15/09....................................     1,168,750
----------------------------------------------------------------------------------------------
                                                                                     2,073,475
----------------------------------------------------------------------------------------------
Savings & Loan Associations -- 0.8%
 3,200,000       B2*    Ocwen Capital Trust, Jr. Sub. Notes,
                          10.875% due 8/1/27....................................     1,728,000
 1,630,000       B+     Ocwen Financial Corp., Sr. Notes,
                          11.875% due 10/1/03...................................     1,491,450
----------------------------------------------------------------------------------------------
                                                                                     3,219,450
----------------------------------------------------------------------------------------------
Semiconductors -- 1.4%
 4,260,000       B      Fairchild Semiconductor Inc.,
                          Sr. Sub. Notes, 10.125% due 3/15/07...................     4,366,500
 1,080,000       B      SCG Holding & Semiconductor Co.,
                          Sr. Notes, 12.000% due 8/1/09 ........................     1,171,800
----------------------------------------------------------------------------------------------
                                                                                     5,538,300
----------------------------------------------------------------------------------------------
Specialty Stores -- 0.3%
 1,575,000       B-     Advance Stores Co., Sr. Sub. Notes,
                          10.250% due 4/15/08...................................     1,299,375
----------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.                     17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Steel -- 0.4%
 1,110,000       BB-    LTV Corp., Sr. Notes,
                          11.750% due 11/15/09 .................................  $    838,050
   420,000       B+     WCI Steel Inc., Sr. Notes,
                          10.000% due 12/1/04...................................       407,925
   610,000       B-     WHX Corp., Sr. Notes,
                          10.500% due 4/15/05...................................       423,950
----------------------------------------------------------------------------------------------
                                                                                     1,669,925
----------------------------------------------------------------------------------------------
Telecommunications - Equipment -- 1.0%
 4,615,000       B-     World Access Inc., Sr. Notes,
                          13.250% due 1/15/08...................................     3,968,900
----------------------------------------------------------------------------------------------
Telecommunications - Other -- 13.4%
 1,460,000       B+     Call-Net Enterprises, Inc., Sr. Notes,
                          9.375% due 5/15/09....................................       868,700
   600,000(EUR)  A      Esat Telecom Group PLC, Sr. Notes,
                          11.875% due 11/1/09...................................       660,585
                        Espirit Telecom Group PLC, Sr. Notes:
 2,000,000(DEM)  B-       11.500% due 12/15/07..................................       536,388
 2,300,000       B-       11.500% due 12/15/07..................................     1,230,500
 1,300,000       B-       10.875% due 6/15/08...................................       643,500
 1,500,000(BEF)  B      Flag Telecom Holding Ltd., Sr. Notes,
                          11.625% due 3/30/10 (b)...............................     1,220,293
                        Focal Communications Corp.:
 2,500,000       B        Sr. Discount Notes, step bond to yield
                            13.370% due 2/15/08.................................     1,575,000
 1,295,000       B        Sr. Notes, 11.875% due 1/15/10........................     1,184,925
 2,465,000       BB     Global Crossing Holdings Ltd., Sr. Notes,
                          9.500% due 11/1/09....................................     2,483,488
   940,000       CCC+   GT Group Telecom, Sr. Discount Notes,
                          step bond to yield 13.250% due 2/1/10 (b).............       488,800
                        Hermes Europe Railtel, Sr. Notes:
 1,130,000       B        11.500% due 8/15/07...................................       762,750
 4,220,000       B        10.375% due 1/15/09...................................     2,721,900
                        Jazztel PLC, Sr. Notes:
 1,225,000(EUR)  CCC+     13.250% due 12/15/09 (b)..............................       936,669
 1,750,000(EUR)  CCC+     14.000% due 7/15/10 (b)...............................     1,517,031


18                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Telecommunications - Other -- 13.4% (continued)
                        KMC Telecom Holdings Inc.:
 2,440,000       CCC+     Sr. Discount Notes, step bond to yield
                            15.899% due 2/15/08.................................  $    939,400
 1,200,000       CCC+     Sr. Notes, 13.500% due 5/15/09........................       906,000
                        Level 3 Communications:
 7,270,000       B        Sr. Discount Notes, step bond to yield
                            12.846% due 3/15/10.................................     4,162,075
 4,125,000(EUR)  B        Sr. Notes, 11.250% due 3/15/10 (b)....................     3,447,494
 1,060,000       CCC+   Madison River Capital, Sr. Notes,
                          13.250% due 3/1/10....................................       885,100
 1,510,000       B+     McLeod USA Inc, Sr. Notes,
                          8.125% due 2/15/09....................................     1,377,875
 2,260,000       B-     MGC Communications, Inc., Sr. Notes,
                          13.000% due 4/1/10 (b)................................     1,892,750
 1,700,000(CAD)  B-     Microcell Telecommunications Inc.,
                          Sr. Discount Notes, step bond to yield
                          11.125% due 10/15/07..................................       867,465
                        NEXTLINK Communications Inc.:
 4,125,000       B        Sr. Discount Notes, step bond to yield
                            12.051% due 6/1/09..................................     2,495,625
                          Sr. Notes:
 3,260,000       B          12.500% due 4/15/06.................................     3,382,250
   810,000       B          10.750% due 6/1/09 .................................       787,725
 4,595,000       B          Step bond to yield
                              12.545% due 12/1/09...............................     2,584,688
 3,515,000       B-     Primus Telecom Group, Sr. Notes,
                          11.750% due 8/1/04....................................     2,302,325
 2,570,000       B-     Tele1 Europe B.V., Sr. Notes,
                          13.000% due 5/15/09...................................     2,570,000
                        Versatel Telecom, Sr. Notes:
 2,600,000       B-       13.250% due 5/15/08...................................     2,457,000
 2,300,000(NLG)  B-       11.250% due 3/10/10 (b)...............................     1,819,992
 3,975,000       B-     Viatel Inc., Sr. Notes, 11.500% due 3/15/09.............     2,126,625
 1,055,000       B+     Williams Communication Group Inc.,
                          Sr. Notes, 11.875% due 8/1/10 (b).....................     1,057,638
----------------------------------------------------------------------------------------------
                                                                                    52,892,556
----------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.                     19

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Textiles -- 0.3%
   225,000(DEM)  B3*    Texon International PLC, Sr. Notes,
                          10.000% due 2/1/08....................................  $     95,629
 1,295,000       BB     Westpoint Stevens Inc., Sr. Notes,
                          7.875% due 6/15/05....................................     1,126,650
----------------------------------------------------------------------------------------------
                                                                                     1,222,279
----------------------------------------------------------------------------------------------
Tobacco -- 0.1%
   580,000       BB-    Standard Commercial Tobacco,
                          8.875% due 8/1/05.....................................       496,625
----------------------------------------------------------------------------------------------
Trucks/Construction/Farm Machinery -- 0.3%
 1,490,000       B      Columbus McKinnon Corp.,
                          Sr. Sub. Notes, 8.500% due 4/1/08.....................     1,303,750
----------------------------------------------------------------------------------------------
Wholesale Distributors -- 0.3%
 1,045,000       B      Buhrman US Inc., Sr. Sub. Notes,
                          12.250% due 11/1/09 ..................................     1,084,188
----------------------------------------------------------------------------------------------
Wireless Telecommunications -- 10.7%
 2,130,000       CCC    Airgate PCS Inc., Sr. Sub. Discount Notes,
                          step bond to yield 13.236% due 10/1/09................     1,336,575
 4,165,000       CCC+   Alamosa PCS Holdings, Sr. Discount Notes,
                          step bond to yield 13.406% due 2/15/10................     2,394,875
 1,470,000       B-     Centennial Cellular Operating Co.,
                          Sr. Sub. Notes, 10.750% due 12/15/08..................     1,447,950
                        Clearnet Communications Inc.:
 2,500,000(CAD)  B        Sr. Discount Notes,
                            zero coupon due 5/15/08............................     1,322,303
 2,000,000       B1*      Sr. Secured Notes, 10.125% due 7/7/07.................     2,088,050
                        Crown Castle International Corp.:
 2,880,000       B        Sr. Discount Notes, step bond to yield
                            11.302% due 5/15/11................................     1,893,600
   580,000       B        Sr. Notes, 10.750% due 8/1/11.........................       606,100
   655,000       NR     Dobson Communications,
                          Sr. Notes, 10.875% due 7/1/10 (b).....................       654,181
 1,320,000       NR     Dobson/Sygnet Communications Corp.,
                          Sr. Notes, 12.250% due 12/15/08.......................     1,376,100


20                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Face
 Amount++     Rating(a)                     Security                                 Value
----------------------------------------------------------------------------------------------
Wireless Telecommunications -- 10.7% (continued)
 4,785,000       B-     Millicom International Cellular S.A.,
                          Sr. Discount Notes, step bond to yield
                          14.635% due 6/1/06....................................  $  4,258,650
                        Nextel Communications Inc.:
 4,495,000       B1*      Sr. Discount Notes, step bond to yield
                            11.015% due 9/15/07.................................     3,685,900
 9,600,000       B1*      Sr. Discount Notes, step bond to yield
                            10.941% due 2/15/08.................................     7,297,023
 1,370,000       B1*      Sr. Notes, 9.375% due 11/15/09........................     1,349,450
 2,455,000       B-     Spectrasite Holdings Inc.,
                          Sr. Discount Notes, step bond to yield
                          11.218% due 4/15/09...................................     1,485,275
   545,000       B3*    Telecorp PCS Inc., Sr. Sub. Notes,
                          10.625% due 7/15/10 (b)...............................       569,525
                        Telesystems International Wireless Inc.,
                          Sr. Discount Notes:
 5,125,000       CCC+       Step bond to yield
                              12.298% due 6/30/07...............................     3,356,875
 2,190,000       CCC+       Step bond to yield
                              12.580% due 11/1/07...............................     1,237,350
   770,000       B3*    Triton PCS Inc., Sr. Discount Notes,
                          step bond to yield 10.854% due 5/1/08.................       589,050
                        VoiceStream Wireless Corp.:
   555,000       B2*      11.500% due 9/15/09...................................       620,213
 1,117,573       B2*      10.375% due 11/15/09..................................     1,212,567
 1,485,000       B2*      Sr. Discount Notes, step bond to yield
                            11.875% due 11/15/09 ...............................     1,091,475
                        Winstar Communications, Inc.:
 2,600,000       B-       Sr. Discount Notes, step bond to yield
                            15.312% due 4/15/10 (b).............................     1,027,000
 1,565,000       B-       Sr. Notes, 12.750% due 4/15/10 (b)....................     1,361,550
----------------------------------------------------------------------------------------------
                                                                                    42,261,637
----------------------------------------------------------------------------------------------
                        TOTAL CORPORATE BONDS AND
                        NOTES (Cost -- $398,303,078) ...........................   370,394,208
==============================================================================================


                       See Notes to Financial Statements.                     21

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Shares                                    Security                                 Value
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
         48             Dobson Communications, 13.000%,
                          Payment-in-kind.......................................      $  4,728
      1,926             Viasystems, Inc., Series B..............................        34,675
----------------------------------------------------------------------------------------------
                                                                                        39,403
----------------------------------------------------------------------------------------------
                        TOTAL PREFERRED STOCK
                        (Cost -- $30,966).......................................        39,403
==============================================================================================
----------------------------------------------------------------------------------------------
COMMON STOCK -- 0.1%
----------------------------------------------------------------------------------------------
Telecommunications - Other -- 0.1%
     12,250             Pagemart Nationwide Inc. (b)............................       122,500
        207             SF Holdings Group, Class C Shares (b)...................             6
          1             Tele1 Europe Holding AB ADR.............................            16
     14,500             World Access Inc........................................       131,406
----------------------------------------------------------------------------------------------
                                                                                       253,928
----------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK
                        (Cost -- $261,809)......................................       253,928
==============================================================================================
----------------------------------------------------------------------------------------------
WARRANTS (c) -- 0.5%
----------------------------------------------------------------------------------------------
Broadcasting -- 0.1%
      5,425             Australis Holdings, Expire 10/30/01.....................             0
      8,625             UIH Australia Inc., Expire 5/15/06 .....................       258,750
----------------------------------------------------------------------------------------------
                                                                                       258,750
----------------------------------------------------------------------------------------------
Cable Television -- 0.0%
        535             Cable Satisfaction, Expire 3/1/10.......................         5,618
----------------------------------------------------------------------------------------------
Commercial Printing/Forms -- 0.0%
      1,040             Merrill Corp., Expire 5/1/09............................           104
----------------------------------------------------------------------------------------------
Internet Services -- 0.2%
      1,005             Cybernet Internet Services International,
                          Sr. Notes, Expire 7/1/09 (b)..........................         7,538
      4,050             Splitrock Services, Expire 7/15/08 .....................       595,351
      8,700             WAM!Net Inc., Expire 3/1/05 (b).........................       101,138
----------------------------------------------------------------------------------------------
                                                                                       704,027
----------------------------------------------------------------------------------------------


22                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited) (continued)

  Shares                                    Security                                 Value
----------------------------------------------------------------------------------------------
Telecommunications -- 0.1%
      4,125             RSL Communications Ltd.,
                          Expire 11/15/06 (b)...................................     $  66,000
     24,840             Weblink Wireless Inc., Expire 12/31/03 (b)..............       198,720
----------------------------------------------------------------------------------------------
                                                                                       264,720
----------------------------------------------------------------------------------------------
Telephone - Cellular -- 0.1%
      2,060             Airgate PCS Inc., Expire 10/1/09........................       288,400
      4,127             Iridium World Communications Ltd.,
                          Expire 7/15/05 .......................................            41
----------------------------------------------------------------------------------------------
                                                                                       288,441
----------------------------------------------------------------------------------------------
                        TOTAL WARRANTS
                        (Cost -- $884,760)......................................     1,521,660
==============================================================================================
  Face
 Amount                                     Security                                 Value
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.2%
----------------------------------------------------------------------------------------------
$20,317,000             J.P. Morgan Securities Inc., 6.600% due 9/1/00;
                          Proceeds at maturity -- $20,320,725;
                          (Fully collateralized by U.S. Treasury Notes
                          4.250% to 13.375% due 3/31/01 to 8/15/26;
                          Market value -- $21,509,326)
                          (Cost -- $20,317,000).................................    20,317,000
==============================================================================================
                        TOTAL INVESTMENTS -- 100%
                        (Cost -- $419,797,613**)................................  $392,526,199
==============================================================================================

++    Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk(*) are rated by Moody's Investors Service, Inc.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)   Non-income producing security.
(d)   Security is issued with attached warrants and bonds.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      Currency abbreviations used in this schedule:

      BEF -- Belgium Franc       EUR -- Euro
      CAD -- Canadian Dollar     GBP -- British Pound
      DEM -- German Mark         NLG -- Dutch Guilder

      See page 25 for definition of ratings.


                       See Notes to Financial Statements.                     23

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF BONDS BY COMBINED RATINGS
--------------------------------------------------------------------------------

August 31, 2000 (unaudited)

--------------------------------------------------------------------------------
                                                             % of
                                                        Total Corporate
     Moody's         and/or       Standard & Poor's     Bonds and Notes
--------------------------------------------------------------------------------
        A                                A                    0.2%
       Baa                              BBB                   1.2
       Ba                               BB                   20.8
        B                                B                   68.6
       Caa                              CCC                   7.1
       NR                               NR                    2.1
                                                            -----
                                                            100.0%
                                                            =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOND RATINGS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "A" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, -- Bonds rated "BB", "B", "CCC","CC" and "C" are regarded, on balance, as CCC, predominantly speculative with respect to capacity to pay interest and
CC, C repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "A" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

August 31, 2000 (unaudited)

--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $419,797,613) .................  $ 392,526,199
  Cash .........................................................      4,559,774
  Receivable for securities sold ...............................      1,616,353
  Dividends and interest receivable ............................      8,594,386
  Receivable for open forward foreign currency contracts(Note 5)        634,049
--------------------------------------------------------------------------------
  Total Assets .................................................    407,930,761
--------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable ............................................        722,157
  Payable for securities purchased .............................        388,961
  Management fees payable ......................................        326,420
  Payable for open forward foreign currency contracts (Note 5) .         74,290
  Administration fees payable ..................................         69,109
  Payable to bank, foreign currency (Cost -- $10,508) ..........             26
  Accrued expenses .............................................         83,264
--------------------------------------------------------------------------------
  Total Liabilities ............................................      1,664,227
--------------------------------------------------------------------------------
Total Net Assets ...............................................  $ 406,266,534
================================================================================
NET ASSETS:
  Par value of capital shares ..................................  $      43,023
  Capital paid in excess of par value ..........................    516,647,972
  Undistributed net investment income ..........................      1,437,786
  Accumulated net realized loss from security transactions .....    (85,109,183)
  Net unrealized depreciation of investments and
    foreign currencies .........................................    (26,753,064)
--------------------------------------------------------------------------------
Total Net Assets
  (Equivalent to $9.44 per share on 43,022,603
  shares of $0.001 par value outstanding;
  500,000,000 shares authorized) ...............................  $ 406,266,534
================================================================================


26                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 2000 (unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ...................................................    $ 23,921,954
   Dividends ..................................................         139,942
--------------------------------------------------------------------------------
   Total Investment Income ....................................      24,061,896
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2) ...................................       1,883,565
   Administration fees (Note 2) ...............................         418,570
   Shareholder communications .................................          45,522
   Audit and legal ............................................          28,281
   Shareholder and system servicing fees ......................          24,248
   Registration fees ..........................................          20,674
   Directors' fees ............................................          20,266
   Custody ....................................................          14,418
   Other ......................................................          14,619
--------------------------------------------------------------------------------
   Total Expenses .............................................       2,470,163
--------------------------------------------------------------------------------
Net Investment Income .........................................      21,591,733
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 5):
   Realized Gain (Loss) From:
     Security transactions (excluding short-term securities) ..     (16,642,338)
     Foreign currency transactions ............................       1,401,918
--------------------------------------------------------------------------------
   Net Realized Loss ..........................................     (15,240,420)
--------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation of
   Investments and Foreign Currencies:
     Beginning of period ......................................     (15,969,770)
     End of period ............................................     (26,753,064)
--------------------------------------------------------------------------------
   Increase in Net Unrealized Depreciation ....................     (10,783,294)
--------------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies ................     (26,023,714)
--------------------------------------------------------------------------------
Decrease in Net Assets from Operations ........................    $ (4,431,981)
================================================================================


                       See Notes to Financial Statements.                     27

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 2000 (unaudited) and the Year Ended February 29, 2000

--------------------------------------------------------------------------------------
                                                          August 31       February 29
                                                          ---------       -----------
OPERATIONS:
  Net investment income ............................   $  21,591,733    $  43,924,366
  Net realized loss ................................     (15,240,420)     (37,972,107)
  (Increase) decrease in net unrealized depreciation     (10,783,294)       4,694,224
--------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations       (4,431,981)      10,646,483
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ............................     (20,958,435)     (43,409,984)
--------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders ..................     (20,958,435)     (43,409,984)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Treasury stock acquired ..........................      (3,364,409)      (6,846,551)
--------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions ........................      (3,364,409)      (6,846,551)
--------------------------------------------------------------------------------------
Decrease in Net Assets .............................     (28,754,825)     (39,610,052)

NET ASSETS:
  Beginning of period ..............................     435,021,359      474,631,411
--------------------------------------------------------------------------------------
  End of period* ...................................   $ 406,266,534    $ 435,021,359
======================================================================================
* Includes undistributed net investment income of: .   $   1,437,786    $     229,710
======================================================================================


28                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      1. Significant Accounting Policies

      Managed High Income Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

      The following are significant accounting policies consistently followed by the Fund: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (f) dividend income is recorded by the Fund on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 29, 2000, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ; and (k) certain prior year numbers have been restated to reflect current year's presentation. Current net investment income, net realized gains, and net assets were not affected by this change.

      In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

      2. Investment Advisory Agreement, Administration Agreement and Other Transactions

      SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc., acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.90% of the average daily net assets. This fee is calculated daily and paid monthly.

      SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Salomon Smith Barney Inc., another subsidiary of SSBH.

      3. Investments

      For the six months ended August 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities but excluding short-term securities) were:

================================================================================
Purchases                                                           $125,035,386
--------------------------------------------------------------------------------
Sales                                                                140,185,399
================================================================================

      At August 31, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $   4,828,268
Gross unrealized depreciation                                       (32,099,682)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (27,271,414)
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      4. Repurchase Agreements

      The Fund purchases, and its custodian takes possession of, U.S. government securities from banks subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

      5. Forward Foreign Currency Contracts

      At August 31, 2000, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

                          Local         Market        Settlement     Unrealized
Foreign Currency        Currency         Value          Date         Gain (Loss)
================================================================================
To Sell:
British Pound           102,086      $  148,547         9/5/00       $    192
British Pound         2,180,625       3,177,921       12/22/00        101,087
British Pound           287,563         419,078       12/22/00         14,595
British Pound           545,000         794,253       12/22/00         23,301
Canadian Dollar       1,575,000       1,070,509        12/8/00            227
Canadian Dollar         170,000         115,546        12/8/00           (398)
Canadian Dollar         256,875         174,595        12/8/00           (654)
Canadian Dollar         348,750         237,041        12/8/00           (992)
Canadian Dollar         435,563         296,047        12/8/00         (1,634)
Euro                  4,827,804       4,314,800       12/15/00        375,894
Euro                    237,500         212,263       12/15/00         12,744
Euro                    690,469         617,099       12/15/00         36,360
Euro                    625,000         558,587       12/15/00         36,162
Euro                    238,125         212,822       12/15/00         16,111
Euro                    251,250         224,552       12/15/00         17,376
--------------------------------------------------------------------------------
                                                                      630,371
--------------------------------------------------------------------------------
To Buy:
British Pound           970,000       1,413,365        12/8/00        (45,806)
British Pound           111,550         162,567       12/22/00           (229)
Euro                    250,980         224,311       12/15/00        (12,363)
Euro                    274,883         245,674       12/15/00         (3,947)
Euro                    156,000         139,423       12/15/00         (3,909)
Euro                    169,000         151,042       12/15/00         (4,358)
--------------------------------------------------------------------------------
                                                                      (70,612)
--------------------------------------------------------------------------------
Total Unrealized Gain on Forward
  Foreign Currency Contracts                                         $559,759
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      6. Futures Contracts

      Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

      The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

      At August 31, 2000, the Fund had no open futures contracts.

      7. Options Contracts

      Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

   At August 31, 2000, the Fund had no open purchased call or put option contracts.

   When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      When a written call option is exercised, the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

      The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

      During the six months ended August 31, 2000, the Fund did not write any covered call or put option contracts.

      8. Payment-in-Kind Securities

      The Fund may invest in payment-in-kind ("PIK") securities. PIK securities pay interest through the issuance of additional securities. PIK securities carry a risk in that, unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment dates unless a portion of such securities are sold. If the issuer of a PIK security defaults, the Fund may obtain no return at all on its investment.

      9. Capital Loss Carryforward

      At February 29, 2000, the Fund had, for Federal income tax purposes, approximately $57,559,000 of loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on the last day in February of the year indicated:

                         2003         2004       2005        2007        2008
================================================================================
Carryforward Amounts  $9,404,000  $18,115,000  $239,000  $2,616,000  $27,185,000
================================================================================

      10. Capital Shares

      On November 16, 1999, the Fund commenced a share repurchase plan. Since the inception of the repurchase plan, the Fund repurchased (and retired) 1,213,500 shares with a total cost of $10,210,960. For the six months ended August 31, 2000, the Fund repurchased (and retired) 409,500 shares for a total cost of $3,364,409.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended February 28, except where noted:

---------------------------------------------------------------------------------------------------------------------
                                   2000(1)         2000(2)       1999          1998          1997            1996(3)
=====================================================================================================================
Net Asset Value,
  Beginning of Period            $   10.02       $   10.73     $   11.87     $   11.59     $   11.36       $   10.88
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)            0.50            1.00          1.01          1.09          1.12            1.13
  Net realized and
    unrealized gain (loss)           (0.60)          (0.76)        (1.12)         0.28          0.21            0.65
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                    (0.10)           0.24         (0.11)         1.37          1.33            1.78
---------------------------------------------------------------------------------------------------------------------
Gain From Repurchase
  of Treasury Stock                   0.01            0.03            --            --            --              --
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income              (0.49)          (0.98)        (1.03)        (1.09)        (1.08)          (1.27)
  Net realized gains                    --              --            --            --            --              --
  Capital                               --              --            --            --         (0.02)          (0.03)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                  (0.49)          (0.98)        (1.03)        (1.09)        (1.10)          (1.30)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $    9.44       $   10.02     $   10.73     $   11.87     $   11.59       $   11.36
---------------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Market Value(5)           16.43%++       (13.40)%       (2.44)%       10.96%        15.37%          18.83%
---------------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Net Asset Value(5)        (0.31)%++        3.89%        (0.72)%       12.43%        12.65%          17.80%
---------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)       $     406       $     435     $     475     $     523     $     494       $     477
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                         1.18%+          1.15%         1.17%         1.18%         1.20%           1.24%
  Net investment income              10.32+           9.62          9.03          9.19          9.89            9.74
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 32%             80%           84%           94%           61%             73%
---------------------------------------------------------------------------------------------------------------------
Market Value, End of Period      $   8.938       $   8.125     $  10.438     $  11.750     $  11.625       $  11.125
=====================================================================================================================

(1)   For the six months ended August 31, 2000 (unaudited).
(2)   For the year ended February 29, 2000.
(3)   For the year ended February 29, 1996.
(4) The Investment Adviser has waived a portion of its fees for the year ended February 29, 2000. If such fees were not waived, the per share decrease in net investment income and actual expense ratio would have been $0.00* and 1.18%, respectively.
(5) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
*     Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                   Net Increase
                                                                       Net Realized                 (Decrease)
                                                                      and Unrealized               in Net Assets
                     Investment             Net Investment                 Loss                        From
                       Income                   Income                on Investments                Operations
               ------------------------------------------------------------------------------------------------------
Quarter                         Per                      Per                        Per                        Per
 Ended             Total       Share        Total       Share        Total         Share         Total        Share
=====================================================================================================================
May 31,
  1998         $ 12,823,273   $  0.29   $ 11,293,219   $  0.26   $ (2,829,443)   $  (0.06)   $  8,463,776    $   0.19
August 31,
  1998           13,413,896      0.30     11,864,494      0.27    (36,436,763)      (0.83)    (24,572,269)      (0.56)
November 30,
  1998           12,226,853      0.28     10,852,489      0.25       (336,494)      (0.01)     10,515,995        0.24
February 28,
  1999           12,298,897      0.28     10,942,251      0.25    (10,362,335)      (0.23)        579,916        0.01
May 31 ,
  1999           12,214,442      0.28     10,822,682      0.25     (6,708,610)      (0.15)      4,114,072        0.09
August 31,
  1999           12,394,209      0.28     11,158,749      0.25    (16,122,251)      (0.36)     (4,963,502)      (0.11)
November 30,
  1999           12,460,713      0.28     11,152,594      0.25     (4,771,670)      (0.11)      6,380,924        0.14
February 29,
  2000           12,087,369      0.28     10,790,341      0.25     (5,675,352)      (0.13)      5,114,989        0.12
May 31,
  2000           11,812,492      0.27     10,559,669      0.24    (27,280,228)      (0.63)    (16,720,559)      (0.39)
August 31,
  2000           12,249,404      0.28     11,032,064      0.26      1,256,514        0.03      12,288,578        0.29
=====================================================================================================================

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

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FINANCIAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

      For a share of capital stock outstanding throughout each period:

--------------------------------------------------------------------------------
                                                                     Dividend
                             NYSE        Net Asset     Dividend    Reinvestment
                         Closing Price     Value         Paid          Price
================================================================================
March 31, 1998              $11.563       $11.90        $0.086        $11.62
April 30, 1998               11.375        11.84         0.086         11.51
May 31, 1998                 11.438        11.81         0.086         11.53
June 30, 1998                11.625        11.74         0.086         11.55
July 31, 1998                11.438        11.76         0.086         11.50
August 31, 1998               9.750        10.99         0.086         10.58
September 30, 1998           11.000        10.83         0.086         10.73
October 31, 1998             10.688        10.42         0.086         10.34
November 30, 1998            10.750        10.97         0.086         10.79
December 31, 1998            10.250        10.85         0.084         10.34
January 29, 1999             10.250        10.94         0.084         10.26
February 28, 1999            10.438        10.73         0.084         10.40
March 31, 1999               10.438        10.77         0.084         10.34
April 30, 1999               10.313        10.88         0.084         10.35
May 31, 1999                 10.188        10.57         0.084         10.35
June 30, 1999                10.188        10.41         0.084         10.23
July 31, 1999                 9.813        10.36         0.081          9.66
August 31, 1999               9.250        10.21         0.081          9.28
September 30, 1999            8.875        10.10         0.081          8.77
October 31, 1999              8.688        10.01         0.081          8.87
November 30, 1999             8.313        10.12         0.081          8.31
December 31, 1999             8.125        10.13         0.081          8.11
January 31, 2000              8.625        10.05         0.081          8.61
February 29, 2000             8.125        10.02         0.081          8.18
March 31, 2000                8.250         9.74         0.081          8.21
April 30, 2000                8.188         9.65         0.081          8.18
May 31, 2000                  8.375         9.40         0.081          8.49
June 30, 2000                 8.625         9.54         0.081          8.70
July 31, 2000                 8.813         9.47         0.081          8.90
August 31, 2000               8.938         9.44         0.081          8.95
================================================================================


36

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

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Global Fund Services ("PFPC"), as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend-paying agent.

      If the Fund declares a dividend or capital gains distribution payable either in shares of Common Stock or in cash, shareholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in shares of Common Stock. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the Valuation Date (as defined below), Plan participants will be issued shares of Common Stock valued at the net asset value most recently determined or, if net asset value is less than 95% of the then current market price of the Common Stock, then at 95% of the market value. The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the immediately preceding trading day.

      If the market price of the Common Stock is less than the net asset value of the Common Stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, a broker-dealer not affiliated with Smith Barney, as purchasing agent for Plan participants ("Purchasing Agent"), will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants' accounts (effective June 1, 1996, the Plan's Valuation Date changed from the payable date to the record date). If, following the commencement of the purchases and before the Purchasing Agent has completed its purchases, the market price exceeds the net asset value of the Common Stock, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Purchasing Agent has completed its purchases, the Purchasing Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Purchasing Agent

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. PFPC will apply all cash received as a dividend or capital gains distribution to purchase Common Stock on the open market as soon as practicable after the payable date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

      PFPC will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by First Data on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Stock or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Global Fund Services, P.O. Box 8030, Boston Massachusetts 02266-8030 or by telephone at (800) 331-1710.

                               ------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


38

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

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

--------------------------------------------------------------------------------
                                                             Managed
                                                             HIGH INCOME
                                                                  PORTFOLIO INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Directors

Paolo M. Cucchi
Robert A. Frankel
Paul R. Hardin
Heath B. McLendon, Chairman
George M. Pavia

James J. Crisona, Emeritus
Alessandro C. di Montezemolo, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

John C. Bianchi
Vice President and
Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

SSB Citi Fund Management LLC
388 Greenwich Street
New York, New York 10013

Transfer Agent

PFPC Global Fund Services
P.O. Box 8030
Boston, Massachusetts 02266-8030

Custodian

PFPC Trust Company
17th and Chestnut Streets
Philadelphia, Pennsylvania 19103

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is intended only for the shareholders of Managed High Income Portfolio Inc. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

FD0777 10/00

--------------------------------------------------------------------------------